Consolidated statements of cash flows - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flow from Operations
Loss for the period	€ (53,254,817)	€ (29,814,634)	€ (24,237,748)
Reconciliation from result before taxes to net cash flows
Depreciation & amortization	663,166	173,630	70,910
Net financial result	(3,513,355)	(7,701,731)	4,792,503
Share based payment expense	6,832,210	12,084,651	4,550,105
Other non-cash adjustments	(307,849)	196,699	24,076
Working capital adjustments
Other non-financial assets	(2,364,399)	(893,602)	(522,818)
Current financial assets	0	(316,112)	89,599
Employee benefits	235,500	494,837	132,305
Social securities and current other tax liabilities	(209,948)	304,627	(30,024)
Trade payables and other liabilities	5,734,795	2,243,137	2,912,740
Interest received	3,001,109	1,679,250	66,391
Interest paid	(20,903)	0	0
Net cash used in operating activities	(43,204,492)	(21,549,248)	(12,151,962)
Cash flow from investing activities
Cash outflow from the purchase of intangible assets, laboratory and office equipment	(594,889)	(806,531)	(148,542)
Cash outflow for the investment in non-current financial assets	(75,543)	(209,705)	(18,481)
Proceeds from the disposal of non-current other financial assets	0	21,811	0
Proceeds from the disposal of current financial assets or repayment of maturing securities	103,559,395	7,990,204	0
Purchase of current & non-current financial assets	(82,547,409)	(106,445,120)	0
Net cash flows used in investing activities	20,341,554	(99,449,341)	(167,023)
Cash flow from financing activities
Proceeds from issuance of share capital	0	52,990,733	90,903,488
Transaction cost from issuance of share capital	0	(3,801,265)	(9,114,770)
Proceeds from exercise of share options	1,676	452,075	0
Proceeds from issuance of preferred shares	0	0	27,012,050
Repayment of leasing debt	(296,020)	0	0
Net cash flows from/(used in) financing activities	(294,344)	49,641,542	108,800,767
Effect of exchange rate changes	902,321	3,461,399	(2,316,631)
Change in cash and cash equivalents	(22,254,960)	(71,357,047)	94,165,152
Cash and cash equivalents at beginning of period	55,386,240	123,281,888	29,116,737
Cash and cash equivalents at end of period	€ 33,131,280	€ 55,386,240	€ 123,281,888